RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN - Differences between the investments in operating limited partnerships for tax purposes and financial statement purposes (Details) - USD ($)
	Mar. 31, 2022	Mar. 31, 2021
Investments In Operating Limited Partnerships For Tax Purposes And Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	$ 3,206,348	$ 14,628,461
Impairment loss in investment in operating limited partnerships	(13,255,787)	(32,206,478)
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	(3,471,319)	(11,880,114)
Other	13,520,758	29,458,131
Investments in operating limited partnerships - as reported	0	0
Series 47
Investments In Operating Limited Partnerships For Tax Purposes And Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	248,114	3,610,506
Impairment loss in investment in operating limited partnerships	0	(5,310,652)
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	0	(769,653)
Other	(248,114)	2,469,799
Investments in operating limited partnerships - as reported	0	0
Series 48
Investments In Operating Limited Partnerships For Tax Purposes And Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	(1,673,812)	(146,032)
Impairment loss in investment in operating limited partnerships	0	(2,249,326)
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	(384,422)	(303,091)
Other	2,058,234	2,698,449
Investments in operating limited partnerships - as reported	0	0
Series 49
Investments In Operating Limited Partnerships For Tax Purposes And Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	4,632,046	11,163,987
Impairment loss in investment in operating limited partnerships	(13,255,787)	(24,646,500)
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	(3,086,897)	(10,807,370)
Other	11,710,638	24,289,883
Investments in operating limited partnerships - as reported	$ 0	$ 0